Significant Accounting Policies (Details) - Schedule of Fair Value Method for Stock Options Awards - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value Method for Stock Options Awards [Line Items]
Suboptimal exercise multiple (in Dollars per share)	$ 2.8	$ 2.8	$ 2.5
Risk free interest rate	0.40%
Volatility	52.00%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Schedule of Fair Value Method for Stock Options Awards [Line Items]
Risk free interest rate	4.26%	3.02%	0.09%
Volatility	57.75%	58.67%	42.57%
Maximum [Member]
Schedule of Fair Value Method for Stock Options Awards [Line Items]
Risk free interest rate	4.30%	4.09%	1.36%
Volatility	60.75%	69.13%	58.49%